Taxes - Schedule of Taxes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 2,756,930	$ 2,639,258
Value-added tax payable	1,304,826	1,098,163
Other taxes payable	161,782	140,289
Total taxes payable	$ 4,223,538	$ 3,877,710